Impact Bond Fund Investment Risks - Impact Bond Fund	Dec. 31, 2025
Below-Investment Grade Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Below-Investment Grade Securities Risk: Below-investment grade securities (i.e., high yield securities or junk bonds, which are securities rated “Ba1” or lower by Moody's or the equivalent by S&P Global Ratings or Fitch or, if unrated, as determined by the Adviser or a Sub-Adviser to be of the same quality) involve greater risks of default, are more volatile than bonds rated investment grade and are inherently speculative. Issuers of these bonds may be more sensitive to economic downturns and may be unable to make timely interest or principal payments. The Fund’s value could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments.
Controlling Voting Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Controlling Voting Interest Risk: In accordance with the GuideStone Funds Trust Instrument, GuideStone will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Credit Risk: There is a risk that the issuer of a fixed income investment owned by the Fund, or the counterparty to a derivatives contract, repurchase agreement, loan of portfolio securities or other transaction to which the Fund is party, may fail to pay interest or even principal due in a timely manner or at all.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Currency Risk: Changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Derivative contracts on non-U.S. currencies involve a risk of loss if currency exchange rates move against the Fund.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk: Derivatives involve risks different from, and in some respects greater than, those associated with investing directly in securities, currencies or other instruments. Derivatives may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. There may be imperfect correlation between a derivative and the reference instrument underlying the derivative. Derivatives involve counterparty risk, which is the risk that the other party to the derivative will fail to make required payments or otherwise comply with the terms of the derivative. That risk is generally thought to be greater with over-the-counter (OTC) derivatives than with derivatives that are centrally cleared. However, derivatives traded on organized exchanges and/or through clearing organizations involve the possibility that the futures commission merchant or clearing organization will default in the performance of its obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Duration Risk: Fixed income securities with longer durations (e.g., greater than seven years) may be more sensitive to interest rate changes, and may be subject to greater interest rate risk. Duration measures the sensitivity of a fixed income security's price to changes in interest rates. The longer a fixed income security’s duration, the more sensitive that security will be to changes in interest rates. The longer a fund’s dollar weighted average duration, the more sensitive that fund will be to interest rate changes as compared to funds with shorter dollar weighted average durations.
Faith-Based Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance. In evaluating an investment, the Adviser or Sub-Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the factors relevant to a particular investment.
Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Fixed Income Securities Risk: The value of fixed income securities held by the Fund will fluctuate in response to changes in interest rates and other economic factors. When interest rates rise, the prices of fixed income securities fall and vice versa. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security's price. Thus, the sensitivity of the Fund's debt securities to interest rates will increase with any increase in the duration of those securities. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. The Board of Governors of the Federal Reserve System continued to lower interest rates following a period of consistent rate increases, though it is unclear if such lowering will continue. Very low or negative interest rates may impact the yield of the Fund’s investments in fixed income securities and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. Recent and potential future changes in government policy may affect interest rates. Changing interest rates, including rates that fall below zero, can be sudden and unpredictable and may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. The Fund is also subject to the risk that the income generated by its investments in fixed income securities may not keep pace with inflation. Other factors may affect fixed income securities, such as financial conditions of a particular issuer, including its credit standing, and general economic conditions. The yield earned by the Fund will also vary with changes in interest rates and other economic factors.
Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Foreign Securities Risk: Obligations or securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. It may take more time to clear and settle trades involving foreign securities. In addition, securities issued by U.S. entities with substantial foreign operations or holdings can involve risks relating to conditions in foreign countries.
Futures and Options on Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Futures and Options on Futures Risk: There is a risk that the prices of futures and options on futures contracts will diverge from the prices of their underlying instruments. Futures and options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts. There can be no assurance that, at all times, a liquid market will exist for offsetting a futures or options contract that the Fund has previously bought or sold and this may result in the inability to close a contract when desired.
High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●High Portfolio Turnover Risk: The Fund may engage in active and frequent trading and expects to have a high portfolio turnover rate. High turnover could produce higher transaction costs and taxable distributions and lower the Fund’s after-tax performance.
Impact Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Impact Investing Risk: The Fund’s impact investing criteria could cause it to perform differently compared to funds that do not apply such criteria. The application of impact investing criteria carries the risk that, under certain market conditions, the Fund may not be able to take advantage of certain investment opportunities due to that criteria, which may adversely affect investment performance. In evaluating an investment, the Adviser and the Sub-Advisers are dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the impact investing factors relevant to a particular investment. Successful application of the Fund’s impact investing strategy will depend upon the Adviser’s and each Sub-Adviser’s skill in properly identifying and analyzing impact investing issues. Investments made may not generate the amount of positive impact that was intended when the investment was made.
Large Shareholder Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Liquidity Risk: Certain investments may be difficult or impossible for the Fund to purchase or sell at an advantageous time or price or in sufficient amounts to achieve the desired level of exposure, particularly in times of market turmoil or adverse investor perceptions. The Fund may be required to dispose of investments at unfavorable times or prices in order to satisfy redemptions, which may result in a loss or may be costly to the Fund. Illiquid investments may be more difficult to value. Judgment plays a greater role in valuing illiquid investments than investments with more active markets. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Risk: The Fund’s value will go up and down in response to changes in the market value of its investments, sometimes rapidly and unpredictably. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. Changes in the financial condition of a single issuer can impact the market as a whole. Geopolitical risks, including terrorism, tensions, trade disputes or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to instability in world economies and markets, may lead to increased market volatility and may have adverse long-term effects. Additionally, the imposition of tariffs or trade restrictions can disrupt global supply chains, increase costs for certain industries, and contribute to heightened market volatility, which may adversely affect the Fund's investments. Local, regional or global events such as the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments. In addition, markets and market participants are increasingly reliant upon information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access and similar circumstances may have an adverse impact upon a single issuer, a group of issuers or the market at-large. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Mortgage- and Asset-Backed Securities Risk: The Fund is subject to the risk that the principal on mortgage- and asset-backed securities held by the Fund will be prepaid, which generally will reduce the yield and market value of these securities. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates may increase the risk of default by borrowers and tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, to the extent the Fund holds these types of securities, it may experience additional volatility and losses. This is known as extension risk. Moreover, declines in the credit quality of the issuers of mortgage- and asset-backed securities or instability in the markets for such securities may affect the value and liquidity of such securities, which could result in losses to the Fund. In addition, certain mortgage- and asset-backed securities may include securities backed by pools of loans made to “subprime” borrowers or borrowers with blemished credit histories; the risk of defaults is generally higher in the case of mortgage pools that include such subprime mortgages.
Multiple Sub-Adviser Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Multiple Sub-Adviser Risk: Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers’ investment styles may not work together as planned, which could adversely affect the performance of the Fund. In addition, because each Sub-Adviser makes its trading decisions independently, it is possible that the Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions or hold long and short positions in the same security at the same time. This may cause unnecessary brokerage and other expenses. A Sub-Adviser’s strategy may be out of favor at any time.
Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Municipal Securities Risk: The amount of public information available about municipal securities is generally less than what is available for corporate equities or bonds. Special factors, such as potential legislative changes and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality or state in which the Fund invests may have an impact on the Fund’s share price. In addition, the secondary market for certain municipal bonds may not be as developed or liquid as other securities markets, which may adversely affect the Fund’s ability to sell such municipal bonds at attractive prices.
Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Redemption Risk: The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance. A general rise in interest rates, perhaps because of changing government policies, has the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed income securities, may result in decreased liquidity and increase volatility in the fixed income markets.
Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Repurchase Agreement Risk: The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and are issued or guaranteed by the U.S. government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk. If the seller in a repurchase agreement transaction defaults on its obligations to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.
U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●U.S. Government Securities Risk: Not all obligations of U.S. government agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by a right to borrow from the U.S. Treasury, while others are backed only by the credit of the issuing agency or instrumentality. Accordingly, these securities carry at least some risk of non-payment. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.